Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities And Other Current Liabilities [Abstract]
Accrued payroll and compensation	$ 17,572	$ 20,320
Accrued shipping & freight costs	7,510	5,119
Accrued sales taxes	1,815	2,156
Current liabilities under tax receivable agreement	547	8,960
Deferred revenue	13,265	9,914
Other current liabilities	40,979	38,951
Accrued liabilities and other current liabilities	$ 81,688	$ 85,420